SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company’s reporting segments are Annuities, P&C, Life Insurance and Corporate and Other. These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings (“DOE”). DOE provides the CODM with insights on capital allocation and investment strategies, as well as product mix and pricing of insurance products offered by the Annuities, P&C and Life Insurance segments.
DOE is calculated as net income after applicable taxes excluding the impact of depreciation and amortization, deferred income taxes related to basis and other changes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies, non-operating adjustments related to changes in cash flow assumptions for future policy benefits and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$2,464	$2,417	$396	$—
Net investment income, including reinsurance funds withheld	5,453	444	207	314
Segment revenues(1)(2)	7,917	2,861	603	314	$11,695
Policyholder benefits, net	(2,359)	(1,706)	(340)	—
Interest sensitive contract benefits, excluding index credits	(2,050)	—	(6)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(919)	(437)	(38)	—
Other insurance and reinsurance expenses(3)	(411)	—	—	—
Operating expenses, excluding transactions costs	(515)	(319)	(66)	(113)
Interest expense	—	—	—	(344)
Income tax expense, net	—	—	—	(373)
Segment DOE	$1,663	$399	$153	$(516)	$1,699
Depreciation and amortization expenses					(233)
Deferred income tax recovery relating to basis and other changes					269
Transaction costs					(104)
Mark-to-market losses on investments, including reinsurance funds withheld					(51)
Mark-to-market losses on insurance contracts and other net assets					(717)
Net income					$863
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(1)For the year ended December 31, 2025, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.

FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$5,377	$2,964	$649	$—
Net investment income, including reinsurance funds withheld	3,792	442	368	210
Segment revenues(1)(2)	9,169	3,406	1,017	210	$13,802
Policyholder benefits, net	(5,413)	(2,092)	(507)	—
Interest sensitive contract benefits, excluding index credits	(1,338)	—	(53)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(598)	(602)	(37)	—
Other insurance and reinsurance expenses(3)	(189)	—	—	—
Operating expenses, excluding transactions costs	(365)	(451)	(214)	(64)
Interest expense	—	—	—	(344)
Income tax recovery (expense), net	(46)	2	(12)	(105)
Segment DOE	$1,220	$263	$194	$(303)	$1,374
Depreciation and amortization expenses					(135)
Deferred income tax recovery relating to basis and other changes					195
Transaction costs					(213)
Mark-to-market gains on investments, including reinsurance funds withheld					283
Mark-to-market losses on insurance contracts and other net assets					(257)
Net income					$1,247

FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,520	$2,236	$794	$—
Net investment income, including reinsurance funds withheld	1,557	225	363	124
Segment revenues(1)(2)	3,077	2,461	1,157	124	$6,819
Policyholder benefits, net	(1,718)	(1,566)	(622)	—
Interest sensitive contract benefits, excluding index credits	(672)	—	(66)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(95)	(493)	(44)	—
Other insurance and reinsurance expenses(3)	104	—	—	—
Operating expenses, excluding transactions costs	(110)	(309)	(222)	(65)
Interest expense	—	—	—	(193)
Income tax recovery (expense), net	9	(9)	(5)	2
Segment DOE	$595	$84	$198	$(132)	$745
Depreciation and amortization expenses					(30)
Deferred income tax expense relating to basis and other changes					(14)
Transaction costs					(40)
Mark-to-market gains on investments, including reinsurance funds withheld					36
Mark-to-market gains on insurance contracts and other net assets					100
Net income					$797
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(1)For the years ended December 31, 2024 and 2023, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.
The Company’s Annuities segment offers annuity-based products to individuals and institutions. Total premium revenues recorded within Annuities segment for the years ended December 31, 2025, 2024 and 2023 were primarily from PRT transactions with institutions in the U.S., the U.K. and Canada. Premiums received from retail annuities are generally recorded as deposits and are not included in net premiums.
Our P&C segment provides a broad range of P&C products through Clearbrook, which include coverage for property, casualty, specialty and other. Total earned premiums within this segment for the years ended December 31, 2025, 2024 and 2023 were primarily from transactions with U.S.-based individuals and institutions.
The Company’s Life Insurance business is principally provided by American National. Total premium revenues recorded within this segment for the years ended December 31, 2025, 2024 and 2023 were primarily from transactions with U.S. retail customers.
Lastly, Corporate and Other segment’s revenue is mainly from investment income earned on investments warehoused by the Company prior to their transfer into its insurance investment portfolios, net of associated borrowing costs.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and equity attributable to each segment.

AS OF DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$125,612	$12,780	$8,736	$10,053	$157,181
Liabilities	116,549	8,936	7,608	6,171	139,264
Equity	9,063	3,844	1,128	3,882	17,917

AS OF DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$112,931	$14,269	$7,708	$5,045	$139,953
Liabilities	105,724	9,574	6,510	5,069	126,877
Equity	7,207	4,695	1,198	(24)	13,076
The following table shows the breakdown of total assets by jurisdiction.

AS OF DEC. 31 US$ MILLIONS	2025	2024
United States	$141,613	$130,051
Canada	5,582	5,238
Bermuda and other	9,986	4,664
Total assets	$157,181	$139,953
The breakdown of total revenue by jurisdiction follows.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
United States	$10,366	$10,436	$5,545
Canada	552	2,607	653
Bermuda	414	249	422
Other(1)	303	811	292
Total revenue	$11,635	$14,103	$6,912
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(1)No other country greater than 10%.